Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables

	December 31, 2012	December 31, 2011
Product sale trade receivables	240.6	169.7
Other trade receivables	32.8	23.7
Deposits	0.5	0.1
Value added tax	69.3	65.3
Interest receivable	0.4	0.4
Payroll debtors	11.3	12.6
Prepayments (1)	138.9	198.0
Other	28.9	13.6

	522.7	483.4

(1)	Includes $7.0 million for the Bezant’s Mankayan Project (December 31, 2011: $120.0 million for the FSE project and $7.0 for Bezant).